SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

Options granted in 2019, 2020 and 2021:

	Number of
	options granted		The fair
	according to	Exercise	value of
	option plan of	price per	options on date
	the company	Ordinary Share	of grant (in
Date of grant	Total	($)	thousands)
December 19, 2019	1,346,000	$1.22	$1,411
November 24, 2020	125,000	$1.17	$135
December 8, 2020	1,343,000	$1.22	$1,753
July 20, 2021	125,000	$2.38	$276
October 4, 2021	307,500	$2.22	$530
October 19, 2021	174,000	$2.20	$340
December 7, 2021	1,188,287	$2.31	$2,258

SCHEDULE OF FAIR VALUE OF STOCK OPTIONS AND RSUs GRANTED

The fair value of the Company’s stock options granted for the years ended December 31, 2021, 2020 and 2019 was estimated using the following assumptions:

	2021	2020	2019
Value of one ordinary share	$1.97 -$2.47	$1.21-$1.45	$1.15
Expected stock price volatility	91%	94%	100%
Expected term (in years)	11	11	11
Risk free interest rate	1.48%-1.64%	0.88%-0.91%	1.91%
Dividend yield	-	-	-

SCHEDULE OF CHANGES IN NUMBER OF OPTIONS AND RSUS AND WEIGHTED AVERAGE EXERCISE PRICES

h.	Changes in the number of options and RSUs and weighted average exercise prices are as follows:

	Year ended December 31
	2021		2020		2019
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price	options	price	options	price
Outstanding at beginning of year	7,569,626	$2.53	6,373,331	$2.91	5,056,914	$3.36
Granted	1,794,787	2.29	1,468,000	1.22	1,346,000	1.22
Exercised	(60,265)	0.01	-	-	-	-
Forfeited and expired	(65,500)	3.01	(271,705)	4.35	(29,583)	3.30
Outstanding at end of year (1)	9,238,648	$2.5	7,569,626	$2.53	6,373,331	$2.91
Exercisable at end of year	5,308,234	$3.1	4,149,359	$3.43	3,294,647	$3.73

(1)	Includes RSUs of 74,001, 102,334 and 102,334 for the years ended December 31, 2021, 2020 and 2019, respectively

SCHEDULE OF OPTIONS EXERCISE PRICE AND CONTRACTUAL LIFE

December 31, 2021			December 31, 2020			December 31, 2019
Number of		Weighted	Number of		Weighted	Number of		Weighted
options		average of	options		average of	options		average of
outstanding		remaining	outstanding		remaining	outstanding		remaining
at end of	Exercise	contractual	at end of	Exercise	contractual	at end of	Exercise	contractual
year	Price	life	year	price	life	year	Price	life
448,911	$0.002	10.67	509,176	$0.002	10.14	509,176	$0.002	10.88
125,000	$1.17	18.91	125,000	1.17	19.91	-	-	-
72,990	$1.21	2.72	72,990	$1.21	3.72	72,990	$1.21	4.72
6,241,406	$1.22-2.47	14.56	4,491,494	$1.22-2.47	16.61	3,244,969	$1.22-2.47	30.38
538,871	$3.30-3.48	10.92	538,871	$3.30-3.48	11.92	559,871	$3.30-3.48	12.96
30,000	$6.03	13.12	30,000	$6.03	14.12	60,000	$6.03	15.13
86,000	$6.90	16.02	106,625	$6.90	17.02	116,000	$6.90	18.02
342,470	$7.52	13.88	342,470	$7.52	14.88	372,470	$7.52	15.88
1,353,000	$5.08-5.99	15.36	1,353,000	$5.08-5.99	16.36	1,437,855	$5.08-5.99	17.36

9,238,648			7,569,626			6,373,331

SCHEDULE OF SHARE BASED COMPENSATION

j.	Expenses for share based compensation recognized in statements of comprehensive loss were as follows:

	Year ended December 31
	2021	2020	2019
	U.S. dollars in thousands
Research and development expenses	$774	$834	$1,236
Administrative and general expenses	1,194	827	1,015
	$1,968	$1,661	$2,251